Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Golden Eagle Dynamic Hypergrowth ETF
Shareholder Report [Line Items]
Fund Name	Golden Eagle Dynamic Hypergrowth ETF
Class Name	Golden Eagle Dynamic Hypergrowth ETF
Trading Symbol	HYP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Golden Eagle Dynamic Hypergrowth ETF for the period of September 23, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hypergrowthetf.com/hyp-etf/ or by contacting us at (855) 994‑4866.
Additional Information Phone Number	(855) 994‑4866
Additional Information Website	hypergrowthetf.com/hyp-etf/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Golden Eagle Dynamic Hypergrowth ETF	$23¹	0.85%²
¹	Costs are for the period of September 23, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.85%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) commenced operations on September 23, 2025, and thus had a short performance track record for the period ended December 31, 2025. The Fund returned -6.19% during this period. For the same period, the S&P 500® Index returned 3.16%

What Factors Influenced Performance?

The Fund is built around a single, focused mission: to identify and invest in a portfolio of companies experiencing extraordinary growth in revenue. Unlike traditional growth funds that are often overweight tech or large-cap names, the Fund takes a multi-sector, multi-cap approach.

While the Fund trailed the S&P 500® for this period, it was incepted after a long trend of gains in our style. According to our research, the Hypergrowth Stock universe has inherently lower correlation to the indices versus other growth segments, which means there are regular periods of under and outperformance. Thus, the Fund lagging the index during Q4 after a strong run in our style is quite normal.

Hypergrowth Stocks are not your traditional growth stocks. They are companies demonstrating exceptional revenue acceleration. Since 2008, Hypergrowth Stocks have quietly delivered the strongest returns in the stock market, according to our research. Hypergrowth is dynamic and emerges across a wide range of sectors, not just technology. This leads to an inherently diversified basket of securities in the Fund and the opportunity to quickly identify and capture high-potential stocks before passive products or indexes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Golden Eagle Dynamic Hypergrowth ETF	-6.19%
S&P® 500 Index	3.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit hypergrowthetf.com/hyp-etf/
Net Assets	$ 10,539,622
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 14,660
Investment Company, Portfolio Turnover	127.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$10,539,622
Number of Holdings	60
Total Net Advisory Fee	$14,660
Portfolio Turnover Rate	127.04%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Adaptive Biotechnologies Corp.	2.52%
Stoke Therapeutics, Inc.	2.52%
Dave, Inc.	2.51%
Hecla Mining Co.	2.51%
Lumentum Holdings, Inc.	2.51%
CommScope Holding Co., Inc.	2.51%
Bloom Energy Corp.	2.51%
Aura Minerals, Inc.	2.51%
Insmed, Inc.	2.51%
AngloGold Ashanti plc	2.51%

[1]	Costs are for the period of September 23, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.